Retirement benefits - Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
At 1 January		$ 101
At 31 December			$ 101
Post-retirement Plans [member]
Statement [Line Items]
At 1 January	$ 22	24
At 31 December	22	22	24
United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
At 1 January	24	29
At 31 December	26	24	29
United Kingdom [member] | Funded Plans [member]
Statement [Line Items]
At 1 January		(152)
At 31 December			(152)
United States [member] | Unfunded Plans [member]
Statement [Line Items]
At 1 January	45	51
At 31 December	48	45	51
Defined benefit obligation
Statement [Line Items]
At 1 January	91	250	244
Interest expense/(income)	3	6	9
Settlement loss including transaction costs		14
Total	3	20	9
Demographic assumptions	(1)		(1)
Financial assumptions	9	(14)	9
Experience adjustments	(1)	(3)	2
Re-measurement loss/(gain)	7	(17)	10
Exchange adjustments	1	(1)	2
Total	8	(18)	12
Benefits paid	(6)	(11)	(15)
Settlement payments		(150)
Total	(6)	(161)	(15)
Total	96	91	250
At 31 December	96	91	250
Defined benefit obligation | United States [member] | Funded Plans [member]
Statement [Line Items]
At 1 January		146
At 31 December			146
Fair value of plan assets
Statement [Line Items]
At 1 January		(152)	(148)
Interest expense/(income)		(2)	(5)
Administration costs			1
Settlement loss including transaction costs		1
Total		(1)	(4)
Return on plan assets		8	(9)
Re-measurement loss/(gain)		8	(9)
Total		8	(9)
Company contributions	(6)	(16)	(6)
Benefits paid	6	11	15
Settlement payments		150
Total		145	9
Total			(152)
At 31 December			(152)
Net defined benefit liability (asset) [member]
Statement [Line Items]
At 1 January	91	98	96
Interest expense/(income)	3	4	4
Administration costs			1
Settlement loss including transaction costs		15
Total	3	19	5
Demographic assumptions	(1)		(1)
Financial assumptions	9	(14)	9
Experience adjustments	(1)	(3)	2
Return on plan assets		8	(9)
Re-measurement loss/(gain)	7	(9)	1
Exchange adjustments	1	(1)	2
Total	8	(10)	3
Company contributions	(6)	(16)	(6)
Total	(6)	(16)	(6)
Total	96	91	98
At 31 December	$ 96	91	98
Net defined benefit liability (asset) [member] | United States [member] | Funded Plans [member]
Statement [Line Items]
At 1 January		(6)
At 31 December			(6)
Movement in asset restriction
Statement [Line Items]
At 1 January		3
Recognised in other comprehensive income		$ (3)	3
At 31 December			$ 3